TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes [Abstract]
TAXES ON INCOME
NOTE 16: -	TAXES ON INCOME

a.	Tax rates applicable to the Company and its subsidiaries:

1.	The Israeli corporate income tax rate was 23% for all years presented.

2.
The Company’s U.S. subsidiaries, Evogene Inc., Lavie Bio Inc., Lavie Tech Inc., Taxon Biosciences, Inc., and AgPlenus Inc., are subject to U.S. income taxes.

During the years 2023 through 2025, the tax rates applicable to those companies, based on the main state where the companies had the most presence, were 21% (federal tax applicable for the years 2023, 2024 and 2025) and approximately 3.41% (state tax applicable for the years 2023, 2024 and 2025).

b.	Tax assessments:

Evogene Ltd., Lavie Bio Ltd., AgPlenus Ltd., Biomica Ltd., Canonic Ltd. and Casterra Ag Ltd. received final tax assessments, through the 2019 tax year.

d.	Carryforward losses for tax purposes and other temporary differences:

As of December 31, 2025 and 2024, Evogene Ltd. and its Israeli subsidiaries had carryforward operating tax losses of approximately $140,000 and approximately $86,000, respectively, which are available to offset taxable income in future periods indefinitely.

e.	Deferred taxes:

The Company did not record deferred tax assets with respect to net operating losses   incurred by the Company and the subsidiaries since it is not probable that they will generate a taxable income in future years.

f.	Theoretical tax:

The Company has incurred operating losses during the years ended December 31, 2025, 2024 and 2023 for which deferred taxes were not recorded, as mentioned in Note 16b. The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and the taxes on income recorded in profit or loss, does not provide significant information and is therefore not presented.

g.	In April 2025, the Trump administration announced a government plan which imposes reciprocal tariffs on the import of goods from numerous countries into the U.S. The overall tariff on the import of goods from Israel to the U.S. is 17%. The tariff applies solely to the import of goods and not to the import of services. The Company currently believes that the tariff of the U.S. on Israeli goods will not have a material impact on the Company’s revenues.